SCHEDULE OF FAIR VALUE OF THE CONVERTIBLE NOTES (Details) - Parent Company [Member] - USD ($)	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Platform Operator, Crypto Asset [Line Items]
Convertible notes at March 31, 2025
Convertible notes loans at June 30, 2025	$ 3,617,508
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Convertible notes at March 31, 2025	3,175,354
Fair value at issuance		3,000,000
Change in fair value	442,154	175,354
Convertible notes loans at June 30, 2025	$ 3,617,508	$ 3,175,354